Quarterly Holdings Report
for
Fidelity Simplicity RMD 2025 Fund℠
April 30, 2023
R98-NPRT3-0623
1.9895844.103
Domestic Equity Funds - 28.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	11,015	105,527
Fidelity Series Blue Chip Growth Fund (a)	24,259	290,620
Fidelity Series Commodity Strategy Fund (a)	814	80,302
Fidelity Series Growth Company Fund (a)	33,911	542,913
Fidelity Series Intrinsic Opportunities Fund (a)	9,264	108,765
Fidelity Series Large Cap Stock Fund (a)	28,308	511,519
Fidelity Series Large Cap Value Index Fund (a)	11,352	160,183
Fidelity Series Opportunistic Insights Fund (a)	20,279	323,860
Fidelity Series Small Cap Core Fund (a)	98	961
Fidelity Series Small Cap Discovery Fund (a)	4,579	46,846
Fidelity Series Small Cap Opportunities Fund (a)	12,820	155,248
Fidelity Series Stock Selector Large Cap Value Fund (a)	29,209	357,229
Fidelity Series Value Discovery Fund (a)	21,558	319,054
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,112,970)		3,003,027

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	13,825	194,375
Fidelity Series Emerging Markets Fund (a)	15,208	122,428
Fidelity Series Emerging Markets Opportunities Fund (a)	49,145	809,902
Fidelity Series International Growth Fund (a)	32,152	516,365
Fidelity Series International Small Cap Fund (a)	8,671	141,082
Fidelity Series International Value Fund (a)	47,165	511,743
Fidelity Series Overseas Fund (a)	41,561	513,694
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,855,015)		2,809,589

Bond Funds - 44.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	108,596	875,286
Fidelity Series Emerging Markets Debt Fund (a)	7,558	55,397
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,995	18,390
Fidelity Series Floating Rate High Income Fund (a)	1,205	10,710
Fidelity Series High Income Fund (a)	7,050	57,884
Fidelity Series International Credit Fund (a)	350	2,719
Fidelity Series International Developed Markets Bond Index Fund (a)	48,699	417,347
Fidelity Series Investment Grade Bond Fund (a)	265,975	2,694,323
Fidelity Series Long-Term Treasury Bond Index Fund (a)	94,851	590,919
Fidelity Series Real Estate Income Fund (a)	1,855	17,844
TOTAL BOND FUNDS (Cost $5,374,827)		4,740,819

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	138,898	138,898
Fidelity Series Short-Term Credit Fund (a)	415	4,019
TOTAL SHORT-TERM FUNDS (Cost $142,854)		142,917

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,485,666)	10,696,352
NET OTHER ASSETS (LIABILITIES) - 0.0%	(286)
NET ASSETS - 100.0%	10,696,066

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	779,438	315,446	127,510	50,859	(11,231)	(80,857)	875,286
Fidelity Series All-Sector Equity Fund	118,129	24,484	35,695	6,054	(5,976)	4,585	105,527
Fidelity Series Blue Chip Growth Fund	264,971	121,774	104,610	9,063	(19,171)	27,656	290,620
Fidelity Series Canada Fund	222,220	47,525	75,244	6,027	(1,587)	1,461	194,375
Fidelity Series Commodity Strategy Fund	163,734	122,542	103,108	87,576	(50,800)	(52,066)	80,302
Fidelity Series Emerging Markets Debt Fund	56,737	12,872	13,587	2,426	(1,992)	1,367	55,397
Fidelity Series Emerging Markets Debt Local Currency Fund	18,918	3,268	5,511	-	(433)	2,148	18,390
Fidelity Series Emerging Markets Fund	115,194	46,138	38,808	2,573	(3,990)	3,894	122,428
Fidelity Series Emerging Markets Opportunities Fund	1,039,199	189,595	431,273	21,759	(84,319)	96,700	809,902
Fidelity Series Floating Rate High Income Fund	10,870	6,542	6,740	607	(221)	259	10,710
Fidelity Series Government Money Market Fund 4.92%	-	258,853	119,955	3,164	-	-	138,898
Fidelity Series Growth Company Fund	536,464	153,851	177,595	2,870	(7,248)	37,441	542,913
Fidelity Series High Income Fund	58,689	15,525	14,436	2,758	(858)	(1,036)	57,884
Fidelity Series International Credit Fund	2,855	130	-	131	-	(266)	2,719
Fidelity Series International Developed Markets Bond Index Fund	422,550	102,062	81,752	8,264	(6,034)	(19,479)	417,347
Fidelity Series International Growth Fund	527,448	131,416	170,600	16,505	(18,993)	47,094	516,365
Fidelity Series International Small Cap Fund	143,102	26,937	28,717	7,955	(5,756)	5,516	141,082
Fidelity Series International Value Fund	523,044	107,781	169,836	16,110	(8,227)	58,981	511,743
Fidelity Series Intrinsic Opportunities Fund	337,872	116,471	250,045	98,438	(20,690)	(74,843)	108,765
Fidelity Series Investment Grade Bond Fund	2,444,056	800,318	469,522	67,714	(21,777)	(58,752)	2,694,323
Fidelity Series Large Cap Stock Fund	508,741	174,977	184,576	31,333	(6,100)	18,477	511,519
Fidelity Series Large Cap Value Index Fund	171,391	40,390	48,333	5,799	(1,922)	(1,343)	160,183
Fidelity Series Long-Term Treasury Bond Index Fund	663,856	189,627	211,158	13,576	(24,268)	(27,138)	590,919
Fidelity Series Opportunistic Insights Fund	300,481	113,005	93,772	14,170	(415)	4,561	323,860
Fidelity Series Overseas Fund	530,449	121,056	185,095	8,664	(11,654)	58,938	513,694
Fidelity Series Real Estate Income Fund	33,185	10,085	22,071	2,303	(1,940)	(1,415)	17,844
Fidelity Series Short-Term Credit Fund	-	3,956	-	38	-	63	4,019
Fidelity Series Small Cap Core Fund	-	961	-	-	-	-	961
Fidelity Series Small Cap Discovery Fund	54,890	12,990	18,069	2,561	(2,927)	(38)	46,846
Fidelity Series Small Cap Opportunities Fund	184,410	45,804	69,292	8,218	(5,226)	(448)	155,248
Fidelity Series Stock Selector Large Cap Value Fund	379,199	104,898	115,537	25,098	(6,870)	(4,461)	357,229
Fidelity Series Value Discovery Fund	292,341	129,325	93,991	15,220	(3,237)	(5,384)	319,054
	10,904,433	3,550,604	3,466,438	537,833	(333,862)	41,615	10,696,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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